LOSS PER SHARE	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 10 – LOSS PER SHARE

Earnings per common share (“EPS”) is computed by dividing net income allocated to common stockholders by the weighted average shares of common stock outstanding. Diluted EPS is computed by dividing income allocated to common stockholders plus dividends on dilutive convertible preferred stock by the weighted-average shares of common stock outstanding plus amounts representing the dilutive effect of outstanding warrants and the dilution resulting from converting convertible preferred stock, if applicable. For the three and nine months ended June 30, 2024 and 2023, outstanding warrants, convertible debt, and shares of Preferred Stock were excluded from the diluted share count because the result would have been antidilutive under the “if-converted method.”

The following table presents the reconciliation of net loss attributable to common stockholders to net loss used in computing basic and diluted net income per share of common stock (giving effect to the reverse stock splits – see Note 1 - Description of Business and Basis of Presentation):

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Net loss attributable to common stockholders	$(87,360,817)	$(308,858,234)	$(281,187,675)	$(800,047,339)
Less: preferred stock dividends waived/(accrued)	(23,066)	(13,125)	(66,412)	7,387,811
Less: financial result from exchange of Series C P/S for Series E P/S (see Note 18 - Series E Preferred Stock)	(8,604,029)	-	(8,604,029)	-
Net loss used in computing basic net loss per share of common stock	$(95,987,912)	$(308,871,359)	$(289,858,116)	$(792,659,528)

Net loss per share	$(7.91)	$(1,114.23)	$(37.92)	$(5,544.35)

Weighted average shares outstanding, basic and diluted	12,134,899	277,205	7,644,049	142,967

NOTE 10 – LOSS PER SHARE

Earnings per common share (“EPS”) is computed by dividing net income allocated to common stockholders by the weighted-average shares of common stock outstanding. Diluted EPS is computed by dividing income allocated to common stockholders plus dividends on dilutive convertible preferred stock and preferred stock that can be tendered to exercise warrants, by the weighted-average shares of common stock outstanding plus amounts representing the dilutive effect of outstanding warrants and the dilution resulting from the conversion of convertible preferred stock, if applicable.

For the fiscal years ended September 30, 2023 and 2022, outstanding warrants, convertible debt and shares of Preferred Stock were excluded from the diluted share count because the result would have been antidilutive under the “if-converted method.”

The following table presents the reconciliation of net loss attributable to common stockholders to net loss used in computing basic and diluted net income per share of common stock (giving effect to the reverse stock splits – see Note 1):

	Fiscal Year ended September 30,
	2023	2022
Net loss attributable to common stockholders	$(972,254,582)	$(739,532,806)
Waived/(Accrued) accumulated preferred dividends	7,360,397	(40,516,440)
Net loss used in computing basic net loss per share of common stock	$(964,894,185)	$(780,049,246)

Net loss per share	$(1,574.14)	$(63,085.26)

Weighted average shares outstanding, basic and diluted	612,964	12,365